SEGMENTED INFORMATION (Segmented Information-term, Long-term Assets And Net-income For Reportable Segment) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Current assets	$ 2,959,907	$ 2,224,656
Property and equipment	8,732,046	8,221,477
Total assets	16,001,049	12,581,840
Revenues:
Total revenue	5,413,594	1,556,742	$ 200,498
Net income (loss)	(8,147,268)	(9,131,285)	$ (9,863,677)
Argentina [Member]
Disclosure of operating segments [line items]
Current assets	1,846,046	84,539
Property and equipment	3,390,632	6,801,551
Other non-current assets	669,687	67,142
Total assets	5,930,365	6,953,232
Revenues:
Tower rental revenue	1,102,810	490,202
Service revenue	0	0
Sales revenue	0
Total revenue	1,102,810	490,202
Net income (loss)	(4,042,521)	458,157
Colombia [Member]
Disclosure of operating segments [line items]
Current assets	532,959	227,898
Property and equipment	1,997,048	194,932
Other non-current assets	808,973	0
Total assets	3,338,980	422,830
Revenues:
Tower rental revenue	292,848	161,826
Service revenue	0	0
Sales revenue	3,069,670
Total revenue	3,362,518	161,826
Net income (loss)	1,249,291	(201,313)
Mexico [Member]
Disclosure of operating segments [line items]
Current assets	298,605	376,301
Property and equipment	3,243,634	1,069,171
Other non-current assets	1,204,380	0
Total assets	4,746,619	1,445,472
Revenues:
Tower rental revenue	244,978	0
Service revenue	0	0
Sales revenue	141,529
Total revenue	386,507	0
Net income (loss)	(994,550)	(386,363)
United States of America [Member]
Disclosure of operating segments [line items]
Current assets	268,518	140,919
Property and equipment	85,612	155,823
Other non-current assets	5,328	0
Total assets	359,458	296,742
Revenues:
Tower rental revenue	0	0
Service revenue	561,759	904,714
Sales revenue	0
Total revenue	561,759	904,714
Net income (loss)	(1,322,940)	149,812
Corporate [Member]
Disclosure of operating segments [line items]
Current assets	13,779	1,327,857
Property and equipment	15,120	0
Other non-current assets	1,620,728	2,135,707
Total assets	1,649,627	3,463,564
Revenues:
Tower rental revenue	0	0
Service revenue	0	0
Sales revenue	0
Total revenue	0	0
Net income (loss)	(3,036,548)	(8,708,000)
Total [Member]
Disclosure of operating segments [line items]
Current assets	2,959,907	2,157,514
Property and equipment	8,732,046	8,221,477
Other non-current assets	4,309,096	2,202,849
Total assets	16,001,049	12,581,840
Revenues:
Tower rental revenue	1,640,636	652,028
Service revenue	561,759	904,714
Sales revenue	3,211,199
Total revenue	5,413,594	1,556,742
Net income (loss)	$ (8,147,268)	$ (8,687,707)